Cash and Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Restricted Deposits [Abstract]
Schedule of components of cash
	December 31,
	2018	2019
	Thousands USD	Thousands USD

Bank accounts- dominated in NIS	583	348
Bank accounts- dominated in USD	3,167	3,536
Bank accounts- other	3	10
	3,753	3,894